DWS Managed Municipal Bond Fund
DWS MANAGED MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The fund seeks to provide income exempt from regular federal income tax.
FEES AND EXPENSES OF THE FUND
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 21) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS Managed Municipal Bond Fund	Class A	Class B	Class C	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	2.75%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS Managed Municipal Bond Fund	Class A	Class B	Class C	INST Class	Class S
Management fee	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution/service (12b-1) fees	0.24%	1.00%	1.00%	none	none
Interest expense	0.06%	0.06%	0.06%	0.06%	0.06%
Other expenses	0.19%	0.24%	0.20%	0.17%	0.25%
TOTAL OTHER EXPENSES	0.25%	0.30%	0.26%	0.23%	0.31%
TOTAL ANNUAL FUND OPERATING EXPENSES	0.82%	1.63%	1.59%	0.56%	0.64%

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS Managed Municipal Bond Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
1 Year	356	566	262	57	65
3 Years	530	814	502	179	205
5 Years	718	1,087	866	313	357
10 Years	1,261	1,517	1,889	701	798

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS Managed Municipal Bond Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
1 Year	356	166	162	57	65
3 Years	530	514	502	179	205
5 Years	718	887	866	313	357
10 Years	1,261	1,517	1,889	701	798

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2012: 27%.
PRINCIPAL INVESTMENT STRATEGY
MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and in other securities whose income is free from regular federal income tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest therein.

The fund normally invests at least 65% of total assets in municipal securities of the top three grades of credit quality. The fund may invest up to 10% of total assets in high yield debt securities (commonly referred to as "junk" bonds) of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade debt securities, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.

MANAGEMENT PROCESS. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund's objective. In making its buy and sell decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.

Although portfolio management may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Barclays Municipal Bond Index, generally between five and nine years.

DERIVATIVES. Portfolio management generally may use interest rate swaps, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to manage the duration of the investment portfolio (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). Portfolio management may also use inverse floating rate securities to seek to enhance potential gains.

The fund may also use various types of derivatives (i) for hedging; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

MAIN RISKS
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

FOCUS RISK. To the extent that the fund focuses on investments from a single state, region or sector of the municipal securities market, its performance can be more volatile than that of a fund that invests more broadly. As an example, factors affecting a state, region or sector such as severe fiscal difficulties, an economic downturn, court rulings, increased expenditures on domestic security or reduced monetary support from the federal government could over time impair a states, region or sector's ability to repay its obligations.

MUNICIPAL SECURITIES RISK. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.

MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the fund emphasizes debt securities from any given state or region, it could be hurt if that state or region does not do well.

INVERSE FLOATING RATE SECURITIES RISK. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

TAX RISK. Income from municipal securities held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a securities issuer. In addition, a portion of the fund's otherwise exempt-interest distributions may be taxable to those shareholders subject to the federal AMT.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
PAST PERFORMANCE
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Prior to December 31, 2011, the returns in the bar chart and the after-tax returns in the performance table below were shown for Class S shares. The bar chart and the after-tax returns below are shown for Class A shares because the shares now have 10 or more years of annual returns and are available to most investors.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 9.03%, Q3 2009 Worst Quarter: -4.74%, Q4 2010 Year-to-Date as of 6/30/2012: 5.30%
AVERAGE ANNUAL TOTAL RETURNS (For periods ended 12/31/2011 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Institutional Class shares began on 8/31/2002.
Average Annual Total Returns DWS Managed Municipal Bond Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Jun. 11, 2001	6.68%	4.25%	4.72%
Class A After tax on distributions		6.67%	4.22%	4.69%
Class A After tax on distributions, with sale		5.62%	4.21%	4.66%
Class B before tax	Jun. 11, 2001	5.81%	3.81%	4.19%
Class C before tax	Jun. 11, 2001	8.87%	4.05%	4.21%
Class S before tax	Oct. 14, 1976	9.89%	5.04%	5.24%
Class S BARCLAYS MUNICIPAL BOND INDEX (reflects no deduction for fees, expenses or taxes)		10.70%	5.22%	5.38%

Average Annual Total Returns DWS Managed Municipal Bond Fund	Class Inception	1 Year	5 Years	Since Inception
INST Class	Aug. 19, 2002	10.00%	5.10%	4.80%
INST Class BARCLAYS MUNICIPAL BOND INDEX (reflects no deduction for fees, expenses or taxes)		10.70%	5.22%	4.98%